Loss per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss attributable to the Company's common shareholders
- from continuing operations	$ (8,910,002)	$ (5,136,434)	$ (9,609,735)
- from discontinued operations, net of tax			(122,133)
Net loss available to the company's common shareholders	$ (8,910,002)	$ (5,136,434)	$ 9,731,868
Weighted average shares outstanding - Basic and diluted	17,617,416	17,312,586	10,422,765
Loss per share - Basic and diluted
- from continuing operations	$ (0.51)	$ (0.30)	$ (0.92)
- from discontinued operations			(0.01)
Loss per share - Basic and diluted	$ (0.51)	$ (0.30)	$ (0.93)